Segmented Information - Segmented Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Assets	$ 78,121	$ 71,559
Head office
Disclosure of operating segments [line items]
Assets	227	110
North America | Operating segments
Disclosure of operating segments [line items]
Assets	30,963	27,199
North Sea | Operating segments
Disclosure of operating segments [line items]
Assets	1,948	1,699
Offshore Africa | Operating segments
Disclosure of operating segments [line items]
Assets	1,529	1,471
Other | Operating segments
Disclosure of operating segments [line items]
Assets	30	33
Oil Sands Mining and Upgrading | Operating segments
Disclosure of operating segments [line items]
Assets	42,006	39,634
Midstream and Refining | Operating segments
Disclosure of operating segments [line items]
Assets	$ 1,418	$ 1,413